UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number  811-22525

Managed Portfolio Series
(Exact name of registrant as specified in charter)

615 East Michigan Street
Milwaukee, WI 53202
(Address of principal executive offices) (Zip code)

James R. Arnold, President
Managed Portfolio Series
c/o U.S. Bancorp Fund Services, LLC
777 East Wisconsin Ave, 4th Fl
Milwaukee, WI  53202
(Name and address of agent for service)

(414) 765-6802
Registrant's telephone number, including area code

Date of fiscal year end: November 30, 2015

Date of reporting period:  February 28, 2015

Item 1. Schedule of Investments.

Schedule of Investments February 28, 2015 (Unaudited)

Tortoise MLP & Pipeline Fund

	Shares	Fair Value
Common Stock - 73.8% 1
Canadian Crude/Refined Products Pipelines - 14.0% 1
Enbridge Inc.	3,517,598	$163,357,251
Inter Pipeline Ltd.	2,702,347	71,768,595
Pembina Pipeline Corporation	1,744,870	55,803,458
		290,929,304
Canadian Natural Gas/Natural Gas Liquids Pipelines - 4.7% 1
TransCanada Corporation	2,244,518	98,377,224
United States Crude/Refined Products Pipelines - 7.7% 1
Plains GP Holdings, L.P.	3,643,371	104,346,145
SemGroup Corporation	584,728	45,205,322
VTTI Energy Partners LP	371,144	9,597,784
		159,149,251
United States Local Distribution Companies - 8.2% 1
NiSource Inc.	3,960,674	169,952,521
United States Natural Gas Gathering/Processing - 14.1% 1
EnLink Midstream, LLC	1,157,867	38,626,443
Targa Resources Corp.	698,421	69,548,763
The Williams Companies, Inc.	3,752,697	184,032,261
		292,207,467
United States Natural Gas/Natural Gas Liquids Pipelines - 25.1% 1
Cheniere Energy, Inc. 2	556,528	44,872,853
Kinder Morgan, Inc.	4,211,773	172,724,811
National Fuel Gas Company	455,789	29,357,369
ONEOK, Inc.	2,029,656	89,832,575
Spectra Energy Corp	5,188,201	184,129,253
		520,916,861
Total Common Stock
(Cost $1,485,420,337)		1,531,532,628

Master Limited Partnerships - 23.9% 1
United States Crude/Refined Products Pipelines - 11.9% 1
Buckeye Partners, L.P.	266,926	20,750,827
Genesis Energy, L.P.	345,503	15,893,138
Magellan Midstream Partners, L.P.	612,319	50,332,622
MPLX LP	250,524	20,593,073
Phillips 66 Partners LP	152,000	10,820,880
Plains All American Pipeline, L.P.	1,120,173	55,885,431
Shell Midstream Partners, L.P.	239,968	9,373,150
Sunoco Logistics Partners L.P.	708,353	31,323,370
Tesoro Logistics LP	344,470	19,779,467
Valero Energy Partners LP	239,350	12,754,962
		247,506,920
United States Natural Gas Gathering/Processing - 5.6% 1
Antero Midstream Partners LP	180,424	4,691,024
DCP Midstream Partners, LP	378,593	15,068,002
MarkWest Energy Partners, L.P.	514,259	33,401,122
Regency Energy Partners LP	365,898	8,924,252
Targa Resources Partners LP	211,348	9,261,269
Western Gas Equity Partners, LP	172,087	10,762,321
Western Gas Partners, LP	357,148	24,850,358
Williams Partners L.P.	191,521	9,794,384
		116,752,732
United States Natural Gas/Natural Gas Liquids Pipelines - 6.4% 1
Columbia Pipeline Partners LP	183,702	5,086,709
Energy Transfer Equity, L.P.	853,936	54,540,892
Enterprise Products Partners L.P.	2,162,004	72,081,213
		131,708,814

Total Master Limited Partnerships
(Cost $399,293,896)			495,968,466

Short-Term Investment - 1.6% 1
United States Investment Company - 1.6% 1
Fidelity Institutional Money Market Portfolio, Class I, 0.08% 3
(Cost $32,256,203)		32,256,203	32,256,203

Total Investments - 99.3% 1
(Cost $1,916,970,436)			2,059,757,297
Other Assets in Excess of Liabilities, Net - 0.7%1			14,502,230
Total Net Assets - 100.0%1			$2,074,259,527

1	Calculated as a percentage of net assets.
2	Non-income producing security.
3	Rate indicated is the current yield as of February 28, 2015.

The Fund has adopted fair value accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosure about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion in changes in valuation techniques and related inputs during the period and expanded disclosure of valuation levels for major security types. These inputs are summarized in the three broad levels listed below.

Level 1 - Quoted prices in active markets for identical assets or liabilities.
Level 2 - Observable inputs other than quoted prices included in Level 1. These inputs may include quoted prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 - Significant unobservable inputs for the asset or liability, representing the Fund's view of assumptions a market participant would use in valuing the asset or liability.

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following table is a summary of the inputs used to value the Fund's securities by level within the fair value hierarchy as of February 28, 2015:
	Level 1	Level 2	Level 3	Total
Common Stock	$1,531,532,628	$-	$-	$1,531,532,628
Master Limited Partnerships	495,968,466	-	-	495,968,466
Short-Term Investment	32,256,203	-	-	32,256,203
Total Investments	$2,059,757,297	$-	$-	$2,059,757,297

Transfers between levels are recognized at the end of the reporting period. During the period ended February 28, 2015, the Fund recognized no transfers between levels. The Fund did not invest in any Level 3 investments during the period.

Schedule of Investments February 28, 2015 (Unaudited)

Tortoise North American Energy Independence Fund

		Shares	Fair Value
Common Stock - 97.8% 1
Canada Oil & Gas Production - 6.5% 1
Suncor Energy Inc.		27,492	$827,509
United States Oil & Gas Production - 91.3% 1
Anadarko Petroleum Corporation		14,284	1,203,141
Antero Resources Corporation 2		10,526	415,251
Cabot Oil & Gas Corporation		9,555	277,095
Carrizo Oil & Gas, Inc. 2		6,890	327,895
Chesapeake Energy Corporation		23,109	385,458
Cimarex Energy Co.		5,360	587,885
Concho Resources Inc. 2		4,931	537,085
Continental Resources, Inc. 2		4,937	219,647
Devon Energy Corporation		6,636	408,711
Diamondback Energy, Inc. 2		1,886	134,302
Energen Corporation		4,452	287,777
EOG Resources, Inc.		13,127	1,177,754
EP Energy Corporation 2		11,800	132,750
EQT Corporation		13,266	1,058,759
Hess Corporation		2,672	200,614
Laredo Petroleum, Inc. 2		16,375	195,354
Marathon Oil Corporation		24,339	678,085
Newfield Exploration Company 2		13,971	461,462
Noble Energy, Inc.		11,663	550,844
Occidental Petroleum Corporation		5,807	452,249
Pioneer Natural Resources Company		7,924	1,208,569
Range Resources Corporation		9,345	462,951
RSP Permian, Inc. 2		6,464	175,562
Whiting Petroleum Corporation 2		3,675	124,325
			11,663,525
Total Common Stock
(Cost $15,021,245)			12,491,034

Short-Term Investment - 1.7% 1
United States Investment Company - 1.7% 1
Fidelity Institutional Money Market Portfolio, Class I, 0.08% 3
(Cost $223,015)		223,015	223,015

Total Investments - 99.5% 1
(Cost $15,244,260)			12,714,049
Other Assets in Excess of Liabilities, Net - 0.5%1			57,518
Total Net Assets - 100.0%1			$12,771,567

1	Calculated as a percentage of net assets.
2	Non-income producing security.
3	Rate indicated is the current yield as of February 28, 2015.

The Fund has adopted fair value accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosure about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion in changes in valuation techniques and related inputs during the period and expanded disclosure of valuation levels for major security types. These inputs are summarized in the three broad levels listed below.

Level 1 - Quoted prices in active markets for identical assets or liabilities.
Level 2 - Observable inputs other than quoted prices included in Level 1. These inputs may include quoted prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 - Significant unobservable inputs for the asset or liability, representing the Fund's view of assumptions a market participant would use in valuing the asset or liability.

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following table is a summary of the inputs used to value the Fund's securities by level within the fair value hierarchy as of February 28, 2015:
	Level 1	Level 2	Level 3	Total
Common Stock	$12,491,034	$-	$-	$12,491,034
Short-Term Investment	223,015	-	-	223,015
Total Investments	$12,714,049	$-	$-	$12,714,049

Transfers between levels are recognized at the end of the reporting period. During the period ended February 28, 2015, the Fund recognized no transfers between levels. The Fund did not invest in any Level 3 investments during the period.

Schedule of Investments February 28, 2015 (Unaudited)

Tortoise Select Opportunity Fund

	Shares	Fair Value
Common Stock - 98.0% 1
Bermuda Marine Transportation - 3.4% 1
DHT Holdings, Inc.	25,018	$172,624
Höegh LNG Partners LP	41,159	924,020
Nordic American Tankers Limited	17,692	180,989
		1,277,633
Republic of the Marshall Islands Marine Transportation - 2.4% 1
Dorian LPG Ltd. 2	72,568	891,135
The Netherlands Petrochemicals - 5.6% 1
LyondellBasell Industries N.V.	24,110	2,071,290
United States Crude/Refined Products Pipelines - 6.8% 1
Plains GP Holdings, L.P.	59,674	1,709,063
VTTI Energy Partners LP	31,840	823,382
		2,532,445
United States Local Distribution Companies - 3.9% 1
NiSource Inc.	33,582	1,441,004
United States Natural Gas Gathering/Processing - 6.3% 1
Targa Resources Corp.	6,738	670,970
The Williams Companies, Inc.	33,737	1,654,462
		2,325,432
United States Natural Gas/Natural Gas Liquids Pipelines - 13.9% 1
Cheniere Energy, Inc. 2	14,638	1,180,262
Kinder Morgan, Inc.	49,150	2,015,642
ONEOK, Inc.	11,777	521,250
Spectra Energy Corp	40,212	1,427,124
		5,144,278
United States Oil & Gas Production - 26.4% 1
Anadarko Petroleum Corporation	27,834	2,344,458
Cimarex Energy Co.	4,894	536,774
EOG Resources, Inc.	26,414	2,369,864
EQT Corporation	20,504	1,636,424
Laredo Petroleum, Inc. 2	30,146	359,642
Marathon Petroleum Corporation	9,200	966,000
Pioneer Natural Resources Company	10,462	1,595,664
		9,808,826
United States Oilfield Services - 8.0% 1
Baker Hughes Incorporated	24,853	1,553,561
Helmerich & Payne, Inc.	5,213	349,584
Patterson-UTI Energy, Inc.	9,947	185,860
U.S. Silica Holdings, Inc.	26,550	860,485
		2,949,490
United States Petrochemicals - 4.0% 1
Westlake Chemical Corporation	22,246	1,485,143
United States Power/Utility - 4.9% 1
NextEra Energy Partners, LP	20,509	809,080
NRG Yield, Inc.	8,648	443,729
TerraForm Power, Inc.	16,257	564,606
		1,817,415
United States Refining - 12.4% 1
HollyFrontier Corporation	16,638	731,906
Phillips 66	24,967	1,958,911
Valero Energy Corporation	30,592	1,887,220
		4,578,037
Total Common Stock
(Cost $39,214,396)		36,322,128

Short-Term Investment - 2.0% 1
United States Investment Company - 2.0% 1
Invesco Liquid Assets Portfolio, Institutional Class, 0.06% 3
(Cost $748,599)	748,599	748,599

Total Investments - 100.0% 1
(Cost $39,962,995)		37,070,727
Other Assets in Excess of Liabilities, Net - 0.0%1		7,860
Total Net Assets - 100.0%1		$37,078,587

1	Calculated as a percentage of net assets.
2	Non-income producing security.
3	Rate indicated is the current yield as of February 28, 2015.

The Fund has adopted fair value accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosure about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion in changes in valuation techniques and related inputs during the period and expanded disclosure of valuation levels for major security types. These inputs are summarized in the three broad levels listed below.

Level 1 - Quoted prices in active markets for identical assets or liabilities.
Level 2 - Observable inputs other than quoted prices included in Level 1. These inputs may include quoted prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 - Significant unobservable inputs for the asset or liability, representing the Fund's view of assumptions a market participant would use in valuing the asset or liability.

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following table is a summary of the inputs used to value the Fund's securities by level within the fair value hierarchy as of February 28, 2015:
	Level 1	Level 2	Level 3	Total
Common Stock	$36,322,128	$-	$-	$36,322,128
Short-Term Investment	748,599	-	-	748,599
Total Investments	$37,070,727	$-	$-	$37,070,727

Transfers between levels are recognized at the end of the reporting period. During the period ended February 28, 2015, the Fund recognized no transfers between levels. The Fund did not invest in any Level 3 investments during the period.

Schedule of Investments February 28, 2015 (Unaudited)

Tortoise VIP MLP & Pipeline Portfolio

	Shares	Fair Value
Common Stock - 81.5% 1
Canadian Crude/Refined Products Pipelines - 15.4% 1
Enbridge Inc.	2,834	$131,611
Inter Pipeline Ltd.	2,151	57,126
Pembina Pipeline Corporation	1,421	45,446
		234,183
Canadian Natural Gas/Natural Gas Liquids Pipelines - 5.2% 1
TransCanada Corporation	1,791	78,499
United States Crude/Refined Products Pipelines - 8.3% 1
Plains GP Holdings, L.P.	2,861	81,939
SemGroup Corporation	469	36,258
VTTI Energy Partners LP	348	8,999
		127,196
United States Local Distribution Companies - 8.9% 1
NiSource Inc.	3,160	135,596
United States Natural Gas Gathering/Processing - 15.1% 1
EnLink Midstream, LLC	944	31,492
Targa Resources Corp.	565	56,263
The Williams Companies, Inc.	2,899	142,167
		229,922
United States Natural Gas/Natural Gas Liquids Pipelines - 28.6% 1
Cheniere Energy, Inc. 2	451	36,364
Kinder Morgan, Inc.	3,475	142,510
National Fuel Gas Company	375	24,154
ONEOK, Inc.	1,929	85,377
Spectra Energy Corp	4,153	147,390
		435,795
Total Common Stock
(Cost $1,282,053)		1,241,191

Master Limited Partnerships - 26.0% 1
United States Crude/Refined Products Pipelines - 12.8% 1
Buckeye Partners, L.P.	221	17,181
Genesis Energy, L.P.	260	11,960
Magellan Midstream Partners, L.P.	509	41,840
MPLX LP	171	14,056
Phillips 66 Partners LP	102	7,261
Plains All American Pipeline, L.P.	919	45,849
Shell Midstream Partners, L.P.	186	7,265
Sunoco Logistics Partners L.P.	539	23,835
Tesoro Logistics LP	302	17,341
Valero Energy Partners LP	166	8,846
		195,434
United States Natural Gas Gathering/Processing - 6.3% 1
Antero Midstream Partners LP	174	4,524
DCP Midstream Partners, LP	299	11,900
MarkWest Energy Partners, L.P.	409	26,564
Regency Energy Partners LP	351	8,561
Targa Resources Partners LP	181	7,931
Western Gas Equity Partners, LP	131	8,193
Western Gas Partners, LP	296	20,596
Williams Partners L.P.	154	7,876
		96,145

United States Natural Gas/Natural Gas Liquids Pipelines - 6.9% 1
Columbia Pipeline Partners LP		144	3,987
Energy Transfer Equity, L.P.		688	43,943
Enterprise Products Partners L.P.		1,732	57,745
			105,675
Total Master Limited Partnerships
(Cost $400,818)			397,254

Short-Term Investment - 0.8% 1
United States Investment Company - 0.8% 1
Invesco Liquid Assets Portfolio, Institutional Class, 0.06% 3
(Cost $11,874)		11,874	11,874

Total Investments - 108.3% 1
(Cost $1,694,745)			1,650,319
Liabilities in Excess of Other Assets, Net - (8.3)%1			(127,133)
Total Net Assets - 100.0%1			$1,523,186

1	Calculated as a percentage of net assets.
2	Non-income producing security.
3	Rate indicated is the current yield as of February 28, 2015.

The Fund has adopted fair value accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosure about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion in changes in valuation techniques and related inputs during the period and expanded disclosure of valuation levels for major security types. These inputs are summarized in the three broad levels listed below.

Level 1 - Quoted prices in active markets for identical assets or liabilities.
Level 2 - Observable inputs other than quoted prices included in Level 1. These inputs may include quoted prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 - Significant unobservable inputs for the asset or liability, representing the Fund's view of assumptions a market participant would use in valuing the asset or liability.

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following table is a summary of the inputs used to value the Fund's securities by level within the fair value hierarchy as of February 28, 2015:
	Level 1	Level 2	Level 3	Total
Common Stock	$1,241,191	$-	$-	$1,241,191
Master Limited Partnerships	397,254	-	-	397,254
Short-Term Investment	11,874	-	-	11,874
Total Investments	$1,650,319	$-	$-	$1,650,319

Transfers between levels are recognized at the end of the reporting period. During the period ended February 28, 2015, the Fund recognized no transfers between levels. The Fund did not invest in any Level 3 investments during the period.

The cost basis of investments for federal income tax purposes at February 28, 2015 was as follows:

	Tortoise MLP & Pipeline Fund	Tortoise North American Energy Independence Fund	Tortoise Select Opportunity Fund	Tortoise VIP MLP & Pipeline Portfolio
Cost of investments	$1,869,058,669	$15,244,260	$39,962,995	$1,684,886

Gross unrealized appreciation	244,821,128	112,650	1,434,883	36,593
Gross unrealized depreciation	(54,122,500)	(2,642,861)	(4,327,151)	(71,160)
Net unrealized appreciation (depreciation)	$190,698,628	$(2,530,211)	$(2,892,268)	$(34,567)

Item 2. Controls and Procedures.

(a)
The Registrant’s President and Treasurer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the Registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each President and Treasurer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)) are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  Managed Portfolio Series

By (Signature and Title) /s/ James R. Arnold
                                          James R. Arnold, President

Date   April 28, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)* /s/ James R. Arnold
                                             James R. Arnold, President

Date   April 28, 2015

By (Signature and Title)* /s/ Brian R. Wiedmeyer
                                             Brian R. Wiedmeyer, Treasurer

Date   April 28, 2015